Investment Securities - Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 633,244	$ 112,881	$ 142,422
Gross realized losses	528,536		124,919
Net realized gains	$ 104,708	$ 112,881	$ 17,503